Consolidated statements of cash flows - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Net income / (loss)	SFr 79.6	SFr 57.7	SFr (170.2)
Share-based compensation	27.3	38.3	192.4
Employee benefit expenses	(7.5)	4.8	1.1
Depreciation and amortization	64.9	46.4	31.4
Loss / (gain) on disposal of assets	0.6	0.9	0.0
Interest income and expenses	(4.5)	(0.8)	2.8
Net exchange differences	102.9	(8.3)	15.2
Income taxes	(10.5)	20.2	10.6
Change in provisions	4.8	(7.4)	4.4
Change in working capital	(101.2)	(285.8)	(74.4)
Trade receivables	(46.9)	(78.6)	(47.0)
Inventories	(10.0)	(273.0)	(31.8)
Trade payables	(44.3)	65.8	4.3
Change in other current assets / liabilities	93.4	(67.6)	8.1
Interest received	11.0	5.6	0.0
Income taxes paid	(28.6)	(31.0)	(4.4)
Cash inflow / (outflow) from operating activities	232.1	(227.0)	16.9
Purchase of tangible assets	(42.8)	(60.3)	(24.6)
Purchase of intangible assets	(4.4)	(22.7)	(11.6)
Payment of contingent considerations	0.0	0.0	(0.2)
Cash (outflow) from investing activities	(47.1)	(82.9)	(36.4)
Payments of lease liabilities	(25.5)	(15.4)	(13.3)
Proceeds from issue of shares	0.0	0.0	0.1
Net proceeds from the IPO	0.0	0.0	618.2
Equity transaction costs	0.0	0.0	(6.8)
Proceeds on sale of treasury shares related to share-based compensation	10.1	26.4	0.5
Interest paid	(6.5)	(4.7)	(2.8)
Cash inflow / (outflow) from financing activities	(21.8)	6.3	595.9
Change in net cash and cash equivalents	163.2	(303.6)	576.4
Net cash and cash equivalents at January 1	371.0	653.1	90.6
Net impact of foreign exchange rate differences	(39.6)	21.5	(13.9)
Net cash and cash equivalents at December 31	SFr 494.6	SFr 371.0	SFr 653.1